Employee Benefits - Summary of IAS 19 Components of Obligation Expense Recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 1,353
Ending balance	280	€ 1,353
Stock Grant Plan 2021-2027
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,353	1,353
Current service cost		0
Reclassified in Equity Reserve for share-based incentive plans	(1,073)
Ending balance	€ 280	€ 1,353